Inv | International Capital Appreciation Portfolio
Fund Summary Fund/Class: VIP International Capital Appreciation Portfolio/Investor Class
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inv International Capital Appreciation Portfolio Investor Class
Fees (fees paid directly from your investment)

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Inv International Capital Appreciation Portfolio Investor Class
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.49%
Total annual operating expenses	1.19%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Expense Example (USD $)	Inv International Capital Appreciation Portfolio Investor Class
1 year	121
3 years	378
5 years	654
10 years	1,443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 183% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.01%	June 30, 2009
Lowest Quarter Return	-26.37%	September 30, 2008

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns Inv International Capital Appreciation Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Investor Class	2.99%	9.73%	5.33%	[1]	Jul. 21, 2005
MSCI® ACWI® (All Country World Index) ex USA Index (reflects no deduction for fees or expenses)	(3.74%)	4.56%	5.29%	[1]	Jul. 21, 2005
[1]	From July 21, 2005.